UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22908

Blackstone Real Estate Income Master Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, New York 10154

(Address of principal executive offices) (Zip code)

Judy Turchin, Esq.

c/o Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

WITH COPIES TO:

Sarah E. Cogan, Esq. Michael W. Wolitzer, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Avenue New York, New York 10017	Judy Turchin, Esq. Blackstone Real Estate Income Advisors L.L.C. 345 Park Avenue New York, New York 10154

Registrant’s telephone number, including area code: (212) 583-5000

Date of fiscal year end: December 31

Date of reporting period: 7/1/14 - 6/30/15

ITEM 1. PROXY VOTING RECORD.

	Apollo Commercial Real Estate Finance, Inc.	Ticker:	ARI	CUSIP: 03762U105	Meeting Date: 4/28/2015

Item #	Proposal:	Proposed By:	Vote Cast:	Recommendation:

1	The election of seven directors to serve on ARI’s board of directors until ARI’s 2016 annual meeting of stockholders and until their respective successors are duly elected and qualify	Issuer	For	For

2	The ratification of the appointment of Deloitte & Touche LLP as ARI’s independent registered public accounting firm for the 2015 fiscal year	Issuer	For	For

3	The resolution to approve, on an advisory basis, the compensation of ARI’s named executive officers, as more fully described in the accompanying proxy statement	Issuer	For	For

4	A stockholder proposal requesting majority voting in uncontested elections of directors, if properly presented at the Annual Meeting	Stockholder	For	None

5	The transaction of such other business as may properly come before the Annual Meeting or any postponements or adjournments thereof	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Blackstone Real Estate Income Master Fund

By (Signature and Title):	/s/ Michael Nash
Michael Nash
Chairman, Chief Executive Officer and President

Date:   August 7, 2015